Financial instruments by category (Schedule of Total Financial Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Transfers of fair values between level 2 or level 3 during the period for assets or liabilities	$ 0	$ 0
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	3,775,000	1,209,000
Other financial assets at amortized cost
Financial assets at amortised cost	219,279,000	222,022,000
Financial assets	223,054,000	223,231,000
Derivative Financial Instrument Assets [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	3,775,000	967,000
Cash and cash equivalents [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss		242,000
Other financial assets at amortized cost
Financial assets at amortised cost	133,036,000	128,601,000
Trade receivables [member]
Other financial assets at amortized cost
Financial assets at amortised cost	65,049,000	71,794,000
Financial assets	65,049,000	71,794,000
To be recovered from co-venturers [Member]
Other financial assets at amortized cost
Financial assets at amortised cost	8,630,000	8,750,000
Other financial assets [Member]
Other financial assets at amortized cost
Financial assets at amortised cost	$ 12,564,000	$ 12,877,000